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                [Transamerica Life Insurance Company Letterhead]

November 19, 2002



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Flexible Premium Variable Annuity - A
      Separate Account VA P
      Transamerica Life Insurance Company
      (File No. 333-98891)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information dated November 13, 2002, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent pre-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8121.

Sincerely,

/s/ Frank A. Camp
----------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division

cc:  Frederick R. Bellamy, Esq.